Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carbon Collective Climate Solutions U.S. Equity ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.54%	13.97%